Stock and Incentive Programs - Summary of Performance Restricted Stock Activity (Detail) - Performance Restricted Stock - $ / shares		3 Months Ended
	Oct. 02, 2016	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested at beginning of period, Shares		0
Granted, Shares	434,463	434,000
Nonvested at end of period, Shares		434,000
Nonvested at beginning of period, Weighted Average Grant Date Fair Value		$ 0
Granted, Weighted Average Grant Date Fair Value		26.26
Nonvested at end of period, Weighted Average Grant Date Fair Value		$ 26.26